Surplus reserves (Disclosure of retained earnings) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of information of retained earnings [line items]
Retained earnings	¥ 32,164,398	¥ 33,677,466
The Company
Disclosure of information of retained earnings [line items]
Retained earnings	32,089,000
PRC GAAP
Disclosure of information of retained earnings [line items]
Retained earnings	31,248,000
PRC GAAP | The Company
Disclosure of information of retained earnings [line items]
Retained earnings	¥ 35,911,000